Revenue and related balances - Contract costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Beginning balance	$ 10,709	$ 5,239	$ 2,801
Contract costs	9,643	4,787
Amortization expense	(4,173)	(2,349)
Ending balance	10,709	5,239
Current	2,778	1,390
Non-current	7,931	3,849
Contract assets	$ 10,709	$ 5,239	$ 2,801